Income Taxes (Tables)	12 Months Ended
Mar. 31, 2017
Income Tax Disclosure [Abstract]
Income tax provision (benefit)
(Benefit from) provision of income taxes consists of the following:

	For The Years Ended March 31,
	2017	2016
Current:
Federal	$(81,614)	$(9,979)
State	(6,069)	66,678
	(87,683)	56,699

Deferred:
Federal	25,598	(81,277)
State	14,590	(46,459)
	40,188	(127,736)

Benefit from income taxes	$(47,495)	$(71,037)

Deferred tax assets (liabilities)
Deferred tax assets (liabilities) consist of the following:

	For The Years Ended March 31,
	2017	2016
Deferred tax assets (liabilities):
State taxes	$5,718	$15,114
Stock options	3,127,225	2,617,037
Accrued payroll and related costs	-	16,222
Accrued hospital pool deficit	25,747	329,430
Net operating loss carryforward	7,640,802	4,754,165
Property and equipment	42,623	1,588
Acquired intangible assets	113,171	65,748
Other	518,403	527,095

Net deferred tax assets before valuation allowance	11,473,689	8,326,399
Valuation allowance	(11,557,356)	(8,369,878)

Net deferred tax liabilities	$(83,667)	$(43,479)

Provision for income taxes
The provision for income taxes differs from the amount computed by applying the federal income tax rate as follows:

	For The Years Ended March 31,
	2017	2016
Tax provision at U.S. Federal statutory rates	34.0%	34.0%
State income taxes net of federal benefit	(0.1)%	(0.3)%
Nondeductible permanent items	0.7%	(0.7)%
Nontaxable entities	0.3%	5.4%
Other	(3.4)%	1.9%
Change in valuation allowance	(31.0)%	(39.4)%

Effective income tax rate	0.5%	0.9%